                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hillsdale Investment Management Inc.
Address: 100 Wellington Street West, Suite 2100, TD Centre, P.O. Box 228,
         Toronto, Ontario, Canada, M5K 1J3

Form 13F File Number: 28-11957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Pember
Title: Vice President- Administration and Compliance
Phone: 416-913-3920

Signature, Place, and Date of Signing:

 /s/ I. Pember             Toronto, Ontario, Canada       August 4, 2006
 ------------------------

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------
*  Reports Holdings for which confidential treatment is required.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    129

Form 13F Information Table Value Total:    $143,845 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTORITY
                                                                                                      ----------------------
                                                   VALUE     SHARES/  SH/ PUT/ INVSTMT
NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x1,000's)  PRN AMT  PRN CALL DSCRETN OTHER MANAGERS  SOLE   SHARED  NONE
--------------          -------------- --------- ---------- --------- --- ---- ------- -------------- ------- ------ -------
24/7 REAL MEDIA              COM       901314203      479      54,500 SH        SOLE                   54,500
A G EDWARDS INC              COM       281760108      454       8,200 SH        SOLE                    8,200
ACCENTURE LTD                COM       G1150G111       13         470 SH        SOLE                      470
ADV AUTO PARTS               COM       00751Y106        7         230 SH        SOLE                      230
ADVANCED ENERGY              COM       007973100      132      10,000 SH        SOLE                   10,000
AES CORP                     COM       00130H105      149       8,100 SH        SOLE                    8,100
AFFYMETRIX                   COM       00826T108        7         290 SH        SOLE                      290
Alcan Inc.                   COM       013716105       80       1,700 SH        SOLE                    1,700
ALLIANCE DATA                COM       018581108      476       8,100 SH        SOLE                    8,100
AMER PHYSICIANS              COM       028884104      589      11,200 SH        SOLE                   11,200
AMERITRADE HLDG              COM       87236Y108      400      27,000 SH        SOLE                   27,000
AMKOR TECHNOLOGY             COM       031652100      274      29,000 SH        SOLE                   21,500          7,500
ANDREW                       COM       034425108        7         830 SH        SOLE                      830
ARCH CAPITAL GP              COM       G0450A105    1,023      17,200 SH        SOLE                   17,200
ASPREVA PHARMA
  ORDINARY                   COM       04538T109      884      32,600 SH        SOLE                   32,200            400
AVX CORP                     COM       002444107        9         600 SH        SOLE                      600
BALDOR ELECTRIC              COM       057741100      538      17,200 SH        SOLE                   17,200
Bank of Nova Scotia          COM       064149107    1,613      40,700 SH        SOLE                   22,200         18,500
Barrick Gold Corp            COM       067901108    9,548     323,200 SH        SOLE                  244,800         78,400
Baytex Energy Trust          COM       073176109    5,406     249,300 SH        SOLE                  234,600         14,700
Biovail Corporation          COM       09067J109    8,908     381,500 SH        SOLE                  288,000         93,500
BMC SOFTWARE                 COM       055921100      404      16,900 SH        SOLE                   16,900
BP PLC                       COM       055622104       13         180 SH        SOLE                      180
BROOKFIELD ASSET MGT
  A LIMITED VOTIN            COM       112585104    2,613      65,000 SH        SOLE                   53,000         12,000
BROOKS AUTOMATION            COM       114340102       78       6,600 SH        SOLE                    6,600
BUNGE LTD                    COM       G16962105       11         210 SH        SOLE                      210
CAE Inc.                     COM       124765108    8,961   1,176,600 SH        SOLE                  954,100        222,500
Cameco Corporation           COM       13321L108    6,511     163,400 SH        SOLE                  123,100         40,300
Cdn. National Railway        COM       136375102    8,825     202,000 SH        SOLE                  159,600         42,400
CENTERPOINT                  COM       15189T107        8         670 SH        SOLE                      670
Central Fund of Cda, A       COM       153501101        3         400 SH        SOLE                                     400
Century Aluminum             COM       156431108      100       2,800 SH        SOLE                    1,000          1,800
CENTURY BUSINESS             COM       124805102      499      67,300 SH        SOLE                   67,300
CERADYNE STK                 COM       156710105      302       6,100 SH        SOLE                    6,100
CHARTERED SEMI               COM       16133R106      254      29,200 SH        SOLE                   29,200
CHECKFREE CORP               COM       162813109       14         280 SH        SOLE                      280
CHEESECAKE FACT              COM       163072101       11         420 SH        SOLE                      420
CINTAS                       COM       172908105       10         240 SH        SOLE                      240
CIRCUIT CITY                 COM       172737108      743      27,300 SH        SOLE                   27,300
COEUR DALENE MIN             COM       192108108      182      37,800 SH        SOLE                   37,800
COOPER CAMERON               COM       13342B105      282       5,900 SH        SOLE                    4,300          1,600
CORP EXEC BOARD              COM       21988R102      962       9,600 SH        SOLE                    9,600
CYMER INC                    COM       232572107      116       2,500 SH        SOLE                    2,500
DELTA+PINE LAND              COM       247357106      356      12,100 SH        SOLE                   12,100
Descartes Systems            COM       249906108    1,387     373,100 SH        SOLE                  373,100
DST SYSTEMS                  COM       233326107       11         190 SH        SOLE                      190
EATON VANCE                  COM       278265103        8         320 SH        SOLE                      320
ENSCO INTL                   COM       26874Q100      268       5,830 SH        SOLE                    5,830
ENTERGY                      COM       29364G103        9         130 SH        SOLE                      130
EUROZINC MINING
  ORDINARY                   COM       298804105    1,189     493,200 SH        SOLE                  456,000         37,200
FAIRCHILD
  SEMICONDUCTOR              COM       303726103      263      14,500 SH        SOLE                   14,500
FAMILY DOLLAR                COM       307000109      340      13,900 SH        SOLE                   13,900
Fording Cdn                  COM       345425102      366      11,600 SH        SOLE                   11,300            300
GAMCO INVESTORS              COM       361438104      533      14,500 SH        SOLE                   14,500
GENERAL COMM                 COM       369385109      378      30,700 SH        SOLE                   30,700
Gerdau Ameristeel            COM       37373P105    1,731     172,800 SH        SOLE                  124,400         48,400
Gildan Activewear Inc,A      COM       375916103      203       4,300 SH        SOLE                    4,300
GRANT PRIDECO                COM       38821G101      358       8,000 SH        SOLE                    8,000
GREY WOLF                    COM       397888108      356      46,200 SH        SOLE                   46,200
GSI GROUP                    COM       36229U102      954     111,100 SH        SOLE                   45,200         65,900
HEALTH MGMT ASSO             COM       421933102        9         460 SH        SOLE                      460
HONEYWELL INTL               COM       438516106       13         330 SH        SOLE                      330
Iamgold Corporation          COM       450913108    1,243     139,900 SH        SOLE                  139,700            200
IMCLONE SYSTEMS              COM       45245W109    1,414      36,600 SH        SOLE                   18,600         18,000
IMPCO TECHNOL                COM       45255W106      426      39,900 SH        SOLE                   39,900
INTERDIGIT COMM              COM       45866A105      391      11,200 SH        SOLE                   11,200
INTERWOVEN                   COM       46114T508       68       7,900 SH        SOLE                                   7,900
INVESTMENT TECH              COM       46145F105      326       6,400 SH        SOLE                    6,400
Ipsco Inc.                   COM       462622101    5,113      53,400 SH        SOLE                   43,100         10,300
ISHARES MSCI JPN
  ORDINARY                   COM       464286848       71       5,200 SH        SOLE                    5,200
ISHARES SO AFR F STK         COM       464286780       69         700 SH        SOLE                      700
ISHRS BRAZIL                 COM       464286400       78       2,000 SH        SOLE                    2,000
KFORCE INC                   COM       493732101      620      40,000 SH        SOLE                   40,000
KINDER MORGAN                COM       49455P101       12         120 SH        SOLE                      120
Manulife Financial Corp      COM       56501R106    1,955      61,700 SH        SOLE                   38,900         22,800
MARTEK BIOSCI                COM       572901106      512      17,700 SH        SOLE                   17,700
MASSEY ENERGY                COM       576206106       15         420 SH        SOLE                      420
MATTSON TECH                 COM       577223100      178      18,200 SH        SOLE                   18,200
MEADWESTVACO                 COM       583334107      391      14,000 SH        SOLE                   14,000
MI DEVELOPMENT 'A'           COM       55304X104      366      10,800 SH        SOLE                   10,800
MKS INSTRUMENTS              COM       55306N104      404      20,100 SH        SOLE                   16,800          3,300
ML SEMICNDCTR
  HOLDRS                     COM       816636203       36       1,100 SH        SOLE                    1,100
MRO SOFTWARE                 COM       55347W105      193       9,600 SH        SOLE                    6,200          3,400
MTR GAMING GROUP             COM       553769100      964     102,800 SH        SOLE                   30,000         72,800
NASDAQ 100 TRUST ETF
  ORDINARY                   COM       631100104       39       1,000 SH        SOLE                    1,000
NATL INSTRUMENT              COM       636518102        9         330 SH        SOLE                      330
NOBLE CORP                   COM       G65422100       10         140 SH        SOLE                      140
Northern Orion Explor.       COM       665575106       21       4,300 SH        SOLE                    3,600            700
Northgate Exploration        COM       666416102    2,056     562,500 SH        SOLE                  474,300         88,200
NOVELLUS SYST                COM       670008101      410      16,600 SH        SOLE                   16,600
OFFICEMAX                    COM       67622P101      725      17,800 SH        SOLE                                  17,800
ON SEMICONDUCTOR             COM       682189105       14       2,300 SH        SOLE                    2,300
PALM INC                     COM       696643105      291      18,100 SH        SOLE                   10,300          7,800
PATTERSON-UTI                COM       703481101      280       9,900 SH        SOLE                    9,900
Pengrowth Energy B           COM       706902400       21         900 SH        SOLE                                     900
PLX TECHNOLOGY               COM       693417107       73       6,000 SH        SOLE                                   6,000
PMC-SIERRA                   COM       69344F106       20       2,100 SH        SOLE                    2,100
PRICELINE.COM                COM       741503403      717      24,000 SH        SOLE                   24,000
PROTECTIVE LIFE              COM       743674103       13         280 SH        SOLE                      280
Rogers Communicat.,B         COM       775109200      254       6,300 SH        SOLE                    6,300
ROWAN CO INC                 COM       779382100      381      10,700 SH        SOLE                   10,700
Royal Bank of Canada         COM       780087102      879      21,650 SH        SOLE                   21,650
SEMPRA ENERGY                COM       816851109       11         240 SH        SOLE                      240
Shaw Communications, B       COM       82028K200   10,960     387,700 SH        SOLE                  295,100         92,600
Sierra Wireless, Inc.        COM       826516106    5,758     320,200 SH        SOLE                  263,300         56,900
SILICON STORAGE              COM       827057100      267      66,800 SH        SOLE                   66,800
Silver Wheaton               COM       828336107    3,234     343,800 SH        SOLE                  296,200         47,600
SIRENZA MICRODEV             COM       82966T106      473      39,000 SH        SOLE                   32,900          6,100
SOTHEBYS HLDGS               COM       835898107      525      20,000 SH        SOLE                   20,000
STREETTRACKS GLD
  ORDINARY                   COM       863307104       92       1,500 SH        SOLE                    1,500
Suncor Energy Inc.           COM       867229106    8,443     104,300 SH        SOLE                   79,500         24,800
SUNOCO                       COM       86764P109       10         140 SH        SOLE                      140
Sunopta Inc.                 COM       8676EP108      286      30,900 SH        SOLE                   30,900
SUPERIOR ENERGY              COM       868157108      170       5,000 SH        SOLE                    5,000
SYS XCELLENCE STK            COM       871929105    2,827     243,625 SH        SOLE                  220,175         23,450
TECH COMINCO CL B
  ORD                        COM       878742204    5,719      95,300 SH        SOLE                   76,700         18,600
Tesco Corporation            COM       88157K101    2,117     102,800 SH        SOLE                  102,800
TIBCO SOFTWARE               COM       88632Q103      298      42,300 SH        SOLE                   42,300
TOOTSIE ROLL IND             COM       890516107      603      20,700 SH        SOLE                   20,700
Toronto-Dominion Bank        COM       891160509    6,216     122,400 SH        SOLE                  100,900         21,500
TransCanada Corporation      COM       89353D107       10         350 SH        SOLE                                     350
TRIBUNE                      COM       896047107      415      12,800 SH        SOLE                   12,800
TRIQUINT SEMICON             COM       89674K103      226      50,600 SH        SOLE                   36,800         13,800
ULTRATECH                    COM       904034105      236      15,000 SH        SOLE                   15,000
UNION BANCAL                 COM       908906100       12         180 SH        SOLE                      180
WOLVERINE WORLD              COM       978097103      504      21,600 SH        SOLE                   21,600
Yamana Gold Inc.             COM       98462Y100       39       4,000 SH        SOLE                    3,800            200
Zarlink Semiconductor        COM       989139100    2,063     943,500 SH        SOLE                  943,500
ZOLL MEDICAL                 COM       989922109      642      19,600 SH        SOLE                                  19,600